Note 40 - COVID-19	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of COVID-19 [text block]
40	COVID-19

Due to the worldwide COVID-19 outbreak, material uncertainties may come into existence that could influence management’s going concern assumption. This may affect Management’s accuracy of predicting the impact that COVID-19 may have on:

●	global gold prices;
●	demand for gold and the ability to refine and sell gold produced;
●	the severity and the length of potential measures taken by governments to manage the spread of the disease, and their effect on labour availability and supply lines;
●	availability of government supplies, such as water and electricity;
●	local currency purchasing power; or
●	ability to obtain funding.

With potential lockdowns by Governments across the globe the Group’s supply chain has continued to function at a level that is adequate to augment the Group’s inventories, which management believes are sufficient to maintain normal production without interruption and accordingly the current situation bears no impact on management’s going concern assumption.

Further management had to incur additional costs to ensure the wellbeing of its employees and made donations to stakeholders in Zimbabwe to assist in curbing the effects of COVID-19. The cost related to these expenditures are disclosed in notes 9 and 13.

Work on the Central Shaft project from April 2020 was delayed by restrictions on the movement of specialised personnel and the transport of equipment due to the coronavirus pandemic. The Central Shaft was commissioned in the first quarter of 2021 instead of the fourth quarter of 2020. The delay in commissioning affected production for 2021and is expected to result in higher planned capital expenditure for 2022. There is no change to the target production rate of 80,000 ounces in from 2022 onwards and at the date of approval of the consolidated financial statements the severity of the effects of COVID-19 appears to be diminishing in the jurisdictions where the Company operates.

At the date of the authorisation of the financial statements management is of the opinion that the effects of COVID-19 have been considered in making significant judgements and estimates, valuations and evaluating our going concern principle.